Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Central Index Key	0001288255
Amendment Flag	false
Document Creation Date	Nov. 28, 2012
Document Effective Date	Dec. 01, 2012
Prospectus Date	Dec. 01, 2012